Reverse Stock Split	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Reverse Stock Split
Reverse Stock Split

14. Reverse Stock Split

In connection with preparing for the IPO, the Company’s board of directors and stockholders approved a 1-for-23 reverse stock split of the Company’s preferred and common stock. The reverse split became effective on September 8, 2014. All preferred share, common share and per share amounts in the financial statements and notes have been retroactively adjusted to give effect to the reverse stock split, including reclassifying an amount equal to the reduction in aggregate par value of common stock to additional paid-in capital.

15. Reverse Stock Split

        In connection with preparing for an initial public offering, the Company's board of directors and stockholders approved a 1-for-23 reverse stock split of the Company's preferred and common stock. The reverse split became effective on September 8, 2014. All preferred share, common share and per share amounts in the financial statements and notes have been retroactively adjusted to give effect to the reverse stock split, including reclassifying an amount equal to the reduction in aggregate par value of common stock to additional paid-in capital.